November 24, 1999




Dear Fellow Shareholder,

     Tax-free investing provides more than an opportunity to generate State of Hawaii and federal tax-free income. Tax-free investing offers Hawaii investors a unique means of supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs, boost the local economy and improve the quality of life here in our islands.

     As we begin our 12th year of operations, we are pleased to provide you with our Funds' 1999 Annual Report.

     An expanding U.S. economy coupled with a tight labor market contributed to rising interest rates in 1999. The primary investment strategy of the First Hawaii Municipal Bond Fund's investment manager was to purchase high quality long term Hawaii municipal bonds. The primary investment strategy of the First Hawaii Intermediate Municipal Fund's investment manager was to purchase high quality four to eight year Hawaii municipal bonds. The rise in interest rates was the primary factor producing the past year's performance results.

     If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

     Thank you for your business as well as the many referrals. As always, we look forward to providing you with the high level of service and performance that you have come to expect.

     On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.


Warmest Aloha,



Terrence K.H. Lee
President

First Pacific Securities, Inc./Member SIPC

Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund are series of First Pacific Mutual Fund, Inc.

(The following are numerical reprsentations of charts included with the report.)

                                  Muncicipal          Lehman
                                    Bond             Muni Bond
                                    Fund               Index

                  09/30/89        $10,000.00         $10,000.00
                  09/30/90        $10,387.00         $10,662.00
                  09/30/91        $11,645.00         $11,989.00
                  09/30/92        $12,828.00         $13,078.00
                  09/30/93        $14,253.00         $14,657.00
                  09/30/94        $13,942.00         $14,409.00
                  09/30/95        $15,116.00         $16,021.00
                  09/30/96        $15,966.00         $17,089.00
                  09/30/97        $17,098.00         $18,632.00
                  09/30/98        $18,172.00         $20,255.00
                  09/30/99        $18,159.00         $19,994.00






First Hawaii Municipal Bond Fund
(verbiage under Lehman Graph)

The graph above compares the increase in value of a $10,000 investment in the First Hawaii Municipal Bond Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

                                  Intermediate         Lehman
                                   Municipal          Muni Bond
                                     Fund               Index

                  07/07/94        $10,000.00         $10,000.00
                  09/30/94        $10,072.00         $10,389.00
                  09/30/95        $10,864.00         $11,198.00
                  09/30/96        $11,293.00         $12,565.00
                  09/30/97        $11,877.00         $11,915.00
                  09/30/98        $12,480.00         $13,995.00
                  09/30/99        $12,668.00         $14,590.00







First Hawaii Intermediate Municipal Fund
(verbiage under Lehman Graph)

The graph above compares the increase in value of a $10,000 investment in the First Hawaii Intermediate Municipal Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 1999, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.





                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 21, 1999




FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 1999
--------------------------------------------------------------------------------

                                                                         Value
    Par Value                                                          (Note 1)
                         HAWAII MUNICIPAL BONDS (91.97%)
                 Hawaii County
                    General Obligation Bonds (4.16%)
   $1,150,000          7.050%       6/01/01                      $    1,185,719
      100,000          6.800%      12/01/01                             100,964
      200,000          7.200%       6/01/05                             206,404
    1,030,000          7.200%       6/01/06                           1,062,981
      300,000          5.600%       5/01/11                             309,000
    1,000,000          5.625%       5/15/18                             991,250
    1,000,000          5.625%       5/15/19                             986,250
                                                                 --------------
                                                                      4,842,568
                                                                 --------------
                 Hawaii State
                    General Obligation Bonds (1.76%)
      100,000          7.200%       9/01/06                             104,033
      150,000          7.000%       6/01/07                             153,147
      135,000          6.000%      10/01/08                             144,281
      330,000          7.125%       9/01/09                             343,091
      125,000          7.000%       6/01/10                             127,622
      100,000          7.125%       9/01/10                             103,967
      200,000          6.000%      11/01/10                             213,500
      500,000          6.250%       1/01/13                             537,500
      300,000          6.250%       1/01/14                             322,500
                                                                 --------------
                                                                      2,049,641
                                                                 --------------
                    Airport Systems Revenue Bonds (6.50%)
      500,000          5.125%       7/01/00                             504,860
      150,000          5.800%       7/01/01                             154,125
      345,000          6.300%       7/01/01                             357,075
      200,000          7.000%       7/01/07                             212,250
      175,000          7.000%       7/01/10                             185,281
      385,000          6.900%       7/01/12                             430,719
      510,000          7.000%       7/01/18                             534,862
    1,400,000          7.000%       7/01/20                           1,480,500
    2,500,000          7.500%       7/01/20                           2,603,150
    1,050,000          6.750%       7/01/21                           1,105,125
                                                                 --------------
                                                                      7,567,947
                                                                 --------------







--------------------------------------------------------------------------------

See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------

                                                                         Value
    Par Value                                                          (Note 1)
                 Department of Budget & Finance
                    Special Purpose Revenue Bonds
                    (Hawaiian Electric Company, Inc.) (8.06%)
   $3,000,000          5.750%      12/01/18                      $    2,981,250
      620,000          7.600%       7/01/20                             642,977
      565,000          6.550%      12/01/22                             599,606
      625,000          6.200%       5/01/26                             645,312
      600,000          5.875%      12/01/26                             600,750
    4,000,000          5.650%      10/01/27                           3,910,000
                                                                 --------------
                                                                      9,379,895
                                                                 --------------
                    (Kaiser Permanente) (4.15%)
      850,000          6.500%       3/01/11                             879,750
    3,875,000          6.250%       3/01/21                           3,957,344
                                                                 --------------
                                                                      4,837,094
                                                                 --------------
                    (Kapiolani Health Care System) (3.72%)
      400,000          6.300%       7/01/08                             421,500
    1,650,000          6.400%       7/01/13                           1,728,375
      600,000          6.200%       7/01/16                             618,750
    1,185,000          6.000%       7/01/19                           1,208,700
      340,000          6.250%       7/01/21                             350,625
                                                                 --------------
                                                                      4,327,950
                                                                 --------------
                    (The Queen's Health Systems) (4.36%)
      300,000          5.200%       7/01/04                             304,500
      250,000          6.125%       7/01/11                             266,250
    1,020,000          6.000%       7/01/20                           1,022,550
      600,000          6.200%       7/01/22                             639,750
    2,735,000          5.750%       7/01/26                           2,625,600
      250,000          5.000%       7/01/28                             218,125
                                                                 --------------
                                                                      5,076,775
                                                                 --------------
                    (Pali Momi Medical Center Project) (3.37%)
    3,120,000          7.600%       7/01/10                           3,357,900
      525,000          7.650%       7/01/19                             565,687
                                                                 --------------
                                                                      3,923,587
                                                                 --------------
                    (St. Francis Medical Center) (2.51%)
    2,765,000          6.500%       7/01/22                           2,923,987
                                                                 --------------
                    (Wahiawa General Hospital) (2.65%)
    2,915,000          7.500%       7/01/12                           3,089,900
                                                                 --------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999


--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                    (Wilcox Hospital) (1.92%)
  $   250,000          4.800%       7/01/04                      $      245,000
      500,000          4.900%       7/01/05                             486,875
      700,000          5.250%       7/01/13                             651,000
      845,000          5.350%       7/01/18                             753,106
      115,000          5.500%       7/01/28                             101,344
                                                                 --------------
                                                                      2,237,325
                                                                 --------------
                 Department of Transportation
                    Matson Terminals, Inc. (2.37%)
    2,760,000          5.750%       3/01/13                           2,760,000
                                                                 --------------
                 Harbor Capital Improvements
                    Revenue Bonds (3.74%)
      400,000          5.650%       7/01/02                             411,500
      205,000          6.200%       7/01/03                             216,531
      310,000          6.300%       7/01/04                             328,987
      200,000          6.200%       7/01/08                             209,500
      225,000          7.250%       7/01/10                             233,847
      300,000          6.250%       7/01/15                             315,750
      810,000          7.000%       7/01/17                             839,727
      800,000          6.500%       7/01/19                             844,000
    1,000,000          5.500%       7/01/27                             957,500
                                                                 --------------
                                                                      4,357,342
                                                                 --------------
                 Highway Revenue Bonds (2.04%)
      200,000          5.000%       7/01/09                             197,750
      150,000          5.000%       7/01/11                             145,125
    1,000,000          5.600%       7/01/14                           1,008,750
    1,100,000          5.000%       7/01/16                           1,021,625
                                                                 --------------
                                                                      2,373,250
                                                                 --------------
                 Housing Authority Single Family
                    Mortgage Purpose Revenue Bonds (7.61%)
      405,000          7.000%       7/01/11                             422,212
      100,000          5.700%       7/01/13                             100,500
      555,000          6.900%       7/01/16                             579,281
      215,000          6.750%       7/01/20                             222,525
      540,000          7.100%       7/01/24                             560,250
    2,235,000          5.900%       7/01/27                           2,248,969
    2,250,000          5.900%       7/01/27                           2,269,687
       40,000          7.800%       7/01/29                              40,650
    2,500,000          5.750%       7/01/30                           2,421,875
                                                                 --------------
                                                                      8,865,949
                                                                 --------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements



FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                 Department of Hawaiian Homelands (2.26%)
   $1,355,000          4.100%       7/01/07                      $    1,275,394
    1,465,000          4.250%       7/01/09                           1,349,631
                                                                 --------------
                                                                      2,625,025
                                                                 --------------
                 Housing Authority Multi-Family
                    Mortgage Purpose Revenue Bonds (3.63%)
      200,000          4.800%       1/01/01                             200,750
      205,000          4.800%       7/01/01                             206,537
      210,000          4.900%       1/01/02                             210,787
      215,000          4.900%       7/01/02                             216,881
    1,000,000          5.700%       7/01/18                             998,750
    2,365,000          6.100%       7/01/30                           2,397,519
                                                                 --------------
                                                                      4,231,224
                                                                 --------------
                 Kapolei State Office Building (1.23%)
    1,000,000          5.000%       5/01/16                             930,000
      555,000          5.000%       5/01/18                             502,275
                                                                 --------------
                                                                      1,432,275
                                                                 --------------
                 Public Housing Authority Bonds (.38%)
   185,000             5.750%       8/01/00                             188,032
   250,000             5.750%       8/01/04                             256,065
                                                                 --------------
                                                                        444,097
                                                                 --------------
                 University Faculty Housing (2.63%)
    90,000             4.350%      10/01/00                              90,545
   330,000             4.450%      10/01/01                             332,062
   345,000             4.550%      10/01/02                             346,725
   800,000             5.650%      10/01/16                             806,000
 1,500,000             5.700%      10/01/25                           1,488,750
                                                                 --------------
                                                                      3,064,082
                                                                 --------------
                 University of Hawaii - Revenue Bonds (.52%)
   100,000             5.450%      10/01/06                             103,250
   500,000             5.700%      10/01/17                             502,500
                                                                 --------------
                                                                        605,750
                                                                 --------------
                 Honolulu City & County
                    Board of Water Supply (1.26%)
   200,000             5.000%       7/01/04                             203,750
   500,000             5.800%       7/01/16                             506,875
   750,000             5.800%       7/01/21                             751,875
                                                                 --------------
                                                                      1,462,500
                                                                 --------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                    Waste & Water System (3.09%)
   $1,000,000          4.750%       7/01/18                      $      870,000
    1,000,000          5.250%       7/01/18                             938,750
    2,000,000          5.000%       7/01/23                           1,787,500
                                                                 --------------
                                                                      3,596,250
                                                                 --------------
                 General Obligation Bonds (8.00%)
      100,000          7.300%       7/01/03                             109,500
      375,000          6.700%       8/01/05                             395,156
      200,000          7.350%       7/01/06                             229,000
      300,000          6.900%      12/01/06                             313,500
      180,000          7.250%       2/01/07                             185,434
      200,000          7.100%       6/01/07                             206,210
      100,000          7.250%       2/01/08                             103,019
      820,000          6.700%       8/01/08                             864,075
    1,000,000          7.300%       2/01/09                           1,030,340
      985,000          6.700%       8/01/09                           1,037,944
      250,000          7.300%       2/01/10                             257,585
      200,000          6.000%       6/01/10                             213,500
      525,000          6.700%       8/01/10                             553,219
      250,000          7.150%       6/01/11                             257,843
      725,000          6.700%       8/01/11                             763,969
      460,000          6.100%       6/01/12                             493,350
      240,000          5.500%       9/01/16                             251,738
    1,350,000          5.000%       7/01/20                           1,220,063
      930,000          5.000%       4/01/24                             831,188
                                                                 --------------
                                                                      9,316,633
                                                                 --------------
                 Halawa Business Park (.81%)
      170,000          6.300%      10/15/00                             173,242
      370,000          6.500%      10/15/02                             387,113
      365,000          6.600%      10/15/03                             386,444
                                                                 --------------
                                                                        946,799
                                                                 --------------
                 Housing Authority Multi-Family
                    Mortgage Purpose Revenue Bonds
                    (Hale Pauahi) (.30%)
      320,000          6.800%       7/01/28                             342,800
                                                                 --------------
                    (Waipahu Project) (1.07%)
    1,200,000          6.900%       6/20/35                           1,248,000
                                                                 --------------




--------------------------------------------------------------------------------

See accompanying notes to financial statements

--------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                 Kauai County
                    General Obligation Bonds (2.52%)
  $   300,000          5.100%       2/01/01                      $      303,750
      410,000          5.850%       8/01/07                             435,625
    1,280,000          5.850%       8/01/07                           1,360,000
      250,000          5.900%       2/01/10                             262,188
      250,000          5.900%       2/01/11                             261,250
      295,000          5.900%       2/01/12                             307,538
                                                                 --------------
                                                                      2,930,351
                                                                 --------------
                 Housing Authority Paanau Project (1.46%)
    1,815,000          7.250%       4/01/12                           1,703,831
                                                                 --------------
                 Maui County
                    General Obligation Bonds (2.94%)
      740,000          8.000%       1/01/01                             774,225
      250,000          6.800%      12/01/05                             260,938
      175,000          6.800%      12/01/08                             182,656
      250,000          5.700%       1/01/09                             257,188
      735,000          5.750%       1/01/12                             756,131
      235,000          5.750%       6/01/13                             244,694
      500,000          5.300%       9/01/14                             490,625
      500,000          5.000%       9/01/17                             460,625
                                                                 --------------
                                                                      3,427,082
                                                                 --------------
                    Water System Revenue (.95%)
      355,000          5.850%      12/01/00                             363,431
      300,000          6.500%      12/01/06                             317,250
      400,000          6.600%      12/01/07                             424,000
                                                                 --------------
                                                                      1,104,681
                                                                 --------------

                    Total Hawaii Municipal Bonds                    107,094,590
                                                                 --------------




--------------------------------------------------------------------------------

See accompanying notes to financial statements

--------------------------------------------------------------------------------


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                       PUERTO RICO MUNICIPAL BONDS (5.45%)
                 Puerto Rico Commonwealth
                    Electric Power Authority
                         Revenue Bonds (.28%)
  $   300,000          6.250%       7/01/17                      $      320,625
                                                                 --------------
                    General Obligation Bonds (1.84%)
      250,000           6.250%      7/01/10                             262,813
      100,000           6.250%      7/01/10                             105,625
      250,000           7.250%      7/01/10                             261,503
      750,000           6.450%      7/01/17                             826,875
      100,000           7.300%      7/01/20                             104,637
      300,000           6.500%      7/01/23                             331,500
      250,000           5.750%      7/01/24                             253,125
                                                                 --------------
                                                                      2,146,078
                                                                 --------------
                    Highway & Transportation Authority (.93%)
      225,000           6.750%      7/01/05                             234,623
      200,000           7.750%      7/01/10                             209,998
      630,000           6.000%      7/01/20                             640,792
                                                                 --------------
                                                                      1,085,413
                                                                 --------------
                    Housing Finance Corp.
                        Multi-Family Mortgage
                         Revenue Bonds (.50%)
      175,000           7.500%     10/01/15                             179,678
      390,000           7.500%      4/01/22                             400,425
                                                                 --------------
                                                                        580,103
                                                                 --------------
                        Single-Family Mortgage
                         Revenue Bonds (.26%)
       45,000           7.650%     10/15/22                              46,504
      245,000           6.250%      4/01/29                             252,656
                                                                 --------------
                                                                        299,160
                                                                 --------------
                    Industrial, Medical & Environmental
                         Pollution Control
                         (Abbott Laboratories) (.26%)
      300,000           6.500%      7/01/09                             301,653
                                                                 --------------
                        (Hospital Auxilio Mutuo) (.40%)
      440,000           6.250%      7/01/24                             465,850
                                                                 --------------
                        (Pila Hospital Project) (.40%)
      455,000           6.250%      8/01/32                             469,219
                                                                 --------------
                 Public Building Authority
                    Health Facilities & Services (.58%)
      665,000           5.750%      7/01/15                             673,313
                                                                 --------------

                    Total Puerto Rico Municipal Bonds                 6,341,414
                                                                 --------------

--------------------------------------------------------------------------------

See accompanying notes to financial statements

--------------------------------------------------------------------------------


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                                                  Value
    Par Value                                                                                    (Note 1)
                      VIRGIN ISLANDS MUNICIPAL BONDS (.10%)
                 Virgin Islands
                    Public Finance Authority, Series A (.10%)
  $   100,000           7.300%     10/01/18                                                 $      119,875
                                                                                            --------------
                    Total Virgin Islands Municipal Bonds                                           119,875
                                                                                            --------------
                    Total Investments (Cost $112,611,500) (a)                       97.52%     113,555,879
                                                                                            --------------
                    Other Assets Less Liabilities                                    2.48%       2,893,045
                                                                                            --------------
                    Net Assets                                                     100.00%  $  116,448,924
                                                                                            ==============

                 (a)Aggregate cost for federal income tax purposes is $112,611,500.

                    At September 30, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                                            $    2,474,287
                    Gross unrealized depreciation                                                (1,529,908)
                                                                                             --------------
                    Net unrealized appreciation                                              $      944,379
                                                                                             ==============



--------------------------------------------------------------------------------

See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                         HAWAII MUNICIPAL BONDS (92.48%)
                 Hawaii County
                    General Obligation Bonds (4.84%)
    $  65,000          6.350%       5/15/01                      $       65,045
      100,000          6.800%      12/01/01                             100,964
      100,000          6.500%       5/15/06                             100,075
                                                                 --------------
                                                                        266,084
                                                                 --------------
                 Hawaii State
                    General Obligation Bonds (4.77%)
      100,000          5.500%       7/01/01                             102,125
      150,000          5.900%      10/01/06                             159,938
                                                                 --------------
                                                                        262,063
                                                                 --------------
                    Airport Systems Revenue Bonds (15.95%)
      500,000          5.125%       7/01/00                             504,860
      105,000          6.400%       7/01/02                             110,250
      250,000          5.700%       7/01/07                             260,937
                                                                 --------------
                                                                        876,047
                                                                 --------------
                 Department of Budget & Finance
                    Special Purpose Revenue Bonds
                    (Kapiolani Health Care Systems) (3.69%)
      200,000          5.500%       7/01/05                             202,500
                                                                 --------------
                    (The Queen's Health Systems) (3.70%)
      200,000          5.200%       7/01/04                             203,000
                                                                 --------------
                    (St. Francis Medical Center) (3.79%)
      200,000          6.000%       7/01/02                             208,250
                                                                 --------------
                    (Wilcox Hospital) (4.46%)
      250,000          4.800%       7/01/04                             245,000
                                                                 --------------
                 Harbor Capital Improvements
                    Revenue Bonds (3.76%)
      100,000          5.650%       7/01/02                             102,875
      100,000          5.850%       7/01/02                             103,875
                                                                 --------------
                                                                        206,750
                                                                 --------------
                 Highway & Transportation Authority (5.07%)
      275,000          5.000%       7/01/06                             278,437
                                                                 --------------


--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                         Value
    Par Value                                                          (Note 1)
                 Housing Authority
                    Single Family Mortgage Purpose
                         Revenue Bonds (5.39%)
     $300,000          4.800%       7/01/07                      $      295,875
                                                                 --------------
                 Public Housing Authority Bonds (3.70%)
      200,000          5.750%       8/01/00                             203,278
                                                                 --------------
                 University Faculty Housing (4.21%)
      230,000          4.350%      10/01/00                             231,394
                                                                 --------------
                 University of Hawaii (3.38%)
                    University Revenue Bonds
      180,000          5.450%      10/01/06                             185,850
                                                                 --------------
                 Honolulu City & County
                    Board of Water Supply (3.71%)
      200,000          5.000%       7/01/04                             203,750
                                                                 --------------
                    General Obligation Bonds (1.85%)
      100,000          5.000%      10/01/02                             101,750
                                                                 --------------
                    Halawa Business Park (3.71%)
      200,000          6.300%      10/15/00                             203,814
                                                                 --------------
                    Kauai County
                       General Obligation Bonds (3.63%)
      100,000          4.400%       8/01/03                              99,750
      100,000          4.550%       8/01/05                              99,375
                                                                 --------------
                                                                        199,125
                                                                 --------------
                    Maui County
                       General Obligation Bonds (9.01%)
      190,000          8.000%      01/01/01                             198,788
      300,000          4.650%      03/01/07                             295,875
                                                                 --------------
                                                                        494,663
                                                                 --------------
                       Water System Revenue (3.86%)
      100,000          6.600%      12/01/07                             106,000
      100,000          6.700%      12/01/11                             106,125
                                                                 --------------
                                                                        212,125
                                                                 --------------

                       Total Hawaii Municipal Bonds                   5,079,755
                                                                 --------------



--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1999

--------------------------------------------------------------------------------
                                                                                                    Value
    Par Value                                                                                     (Note 1)
                       PUERTO RICO MUNICIPAL BONDS (1.32%)
                 Housing Finance Corp.
                    Single Family Mortgage Revenue Bonds (1.32%)
 $     70,000          6.150%,       8/01/03                                                 $       72,625
                                                                                             --------------
                    Total Puerto Rico Municipal Bonds                                                72,625
                                                                                             --------------

                    Total Investments (Cost $5,122,301) (a)                         93.80%        5,152,380
                                                                                             --------------
                    Other Assets Less Liabilities                                    6.20%          340,652
                                                                                             --------------
                    Net Assets                                                     100.00%   $    5,493,032
                                                                                             ==============

                 (a)Aggregate cost for federal income tax purposes is $5,122,301.

                    At    September    30,   1999,    unrealized    appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                      Gross unrealized appreciation                                          $       60,653
                      Gross unrealized depreciation                                                 (30,574)
                                                                                             --------------
                         Net unrealized appreciation                                         $       30,079
                                                                                             ==============





--------------------------------------------------------------------------------


See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1999

--------------------------------------------------------------------------------
                                                                        Municipal          Intermediate
                                                                          Bond              Municipal
                                                                          Fund                Fund
ASSETS
    Investments at market value
       (Identified cost $112,611,500 and $5,122,301,
        respectively) (Note 1 (A))                                 $   113,555,879        $   5,152,380
    Cash                                                                   827,482              268,645
    Receivable for investment securities sold                              491,096                  -
    Interest receivable                                                  1,777,329               78,511
    Subscriptions receivable                                                55,300                  500
    Other assets                                                            23,394                  252
                                                                   ---------------        -------------
          Total assets                                                 116,730,480            5,500,288
                                                                   ---------------        -------------


LIABILITIES
    Distributions payable                                                  164,994                2,290
    Redemptions payable                                                     59,100                  -
    Advisory fee payable                                                    47,885                2,260
    Shareholder servicing fee payable                                        9,577                  -
    Accrued expenses                                                           -                  2,706
                                                                   ---------------        -------------
          Total liabilities                                                281,556                7,256
                                                                   ---------------        -------------

NET ASSETS
    (Applicable to 10,905,305 and 1,091,038 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                 $   116,448,924        $   5,493,032
                                                                   ===============        =============

NET ASSET VALUE OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($116,448,924    )  10,905,305 shares)                                  $10.68
                                                                            ======
        ($5,493,032  )    1,091,038 shares)                                                       $5.03
                                                                                                  =====

NET ASSETS
    At September 30, 1999, net assets consisted of:
       Paid-in capital                                             $   115,709,527        $   5,459,140
       Accumulated net realized gain (loss) on investments                (204,982)               3,813
       Net unrealized appreciation                                         944,379               30,079
                                                                   ---------------        -------------
                                                                   $   116,448,924        $   5,493,032
                                                                   ===============        =============



--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 1999

--------------------------------------------------------------------------------
                                                                      Municipal          Intermediate
                                                                        Bond               Municipal
                                                                        Fund                 Fund
INVESTMENT INCOME
    Interest income                                                $   6,747,190        $   290,925
                                                                   -------------        -----------
    Expenses
       Management fee (Note 2)                                           581,901             28,733
       Distribution costs (Note 2)                                       165,047                -
       Transfer agent fees (Note 2)                                       70,112              4,687
       Shareholder services (Note 2)                                     116,380                -
       Accounting fees                                                    57,829              3,911
       Legal and audit fees                                               29,617              8,764
       Printing                                                            8,334                -
       Miscellaneous                                                      36,279              6,270
       Custodian fees                                                     17,508              3,000
       Insurance                                                           5,819              1,150
       Registration fees                                                   6,713                 11
       Director's fees                                                     1,782               -
                                                                   -------------        -----------
       Total expenses                                                  1,097,321             56,526
       Fee reductions (Note 4)                                           (80,950)            (8,275)
       Expenses reimbursed or waived (Note 2)                                -               (5,147)
                                                                   -------------        -----------
       Net expenses                                                    1,016,371             43,104
                                                                   -------------        -----------
          Net investment income                                        5,730,819            247,821
                                                                   -------------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain from security transactions                          26,191              5,108
    Change in unrealized appreciation of investments                  (5,909,543)          (159,764)
                                                                   -------------        -----------
          Net loss on investments                                     (5,883,352)          (154,656)
                                                                   -------------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                      $    (152,533)       $    93,165
                                                                   =============        ===========



--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 1999 and 1998

--------------------------------------------------------------------------------
                                                                                     1999                 1998

INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $    5,730,819       $     5,398,377
       Net realized gain (loss) on investments                                        26,191               (21,415)
       Increase (decrease) in unrealized appreciation of investments              (5,909,543)            1,310,803
                                                                              --------------       ---------------

          Net increase (decrease) in net assets
             resulting from operations                                              (152,533)            6,687,765

    Distributions to shareholders from:
       Net investment income
          ($0.55 and $0.55 per share, respectively)                               (5,730,819)           (5,398,377)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions            9,986,554             4,676,094
                                                                              --------------       ---------------

             Total increase in net assets                                          4,103,202             5,965,482

NET ASSETS
    Beginning of year                                                            112,345,722           106,380,240
                                                                              --------------       ---------------
    End of year                                                               $  116,448,924       $   112,345,722
                                                                              ==============       ===============


(a) Summary of capital share activity follows:

                                                        For the year ended                 For the year ended
                                                        September 30, 1999                 September 30, 1998
                                                      Shares             Value          Shares            Value
      Shares sold                                    1,881,327   $    20,588,320       1,871,699   $    20,798,408
      Shares issued on
         reinvestment of distributions                 356,643         3,925,201         335,571         3,742,788
                                                     ---------   ---------------       ---------   ---------------
                                                     2,237,970        24,513,521       2,207,270        24,541,196
      Shares redeemed                               (1,339,933)      (14,526,967)     (1,786,284)      (19,865,102)
                                                     ---------   ---------------       ---------   ---------------
         Net increase                                  898,037   $     9,986,554         420,986   $     4,676,094
                                                     =========   ===============       =========   ===============







--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 1999 and 1998

--------------------------------------------------------------------------------
                                                                                       1999                 1998

INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                     $    247,821        $     249,557
       Net realized gain on investments                                                 5,108                7,143
       Increase (decrease) in unrealized appreciation of investments                 (159,764)              30,165
                                                                                 ------------        -------------

          Net increase in net assets resulting from operations                         93,165              286,865

    Distributions to shareholders from
       Net investment income
          ($.22 and $.22 per share, respectively)                                    (247,821)            (249,557)
       Capital gains
          ($.01 and $.01 per share, respectively)                                      (7,321)              (5,389)

    Capital share transactions (a)
       Decrease in net assets resulting from capital share transactions              (256,438)            (522,264)
                                                                                 ------------        -------------
          Total decrease in net assets                                               (418,415)            (490,345)

NET ASSETS
    Beginning of year                                                               5,911,447            6,401,792
                                                                                 ------------        -------------
    End of year                                                                  $  5,493,032        $   5,911,447
                                                                                 ============        =============

(a)   Summary of capital share activity follows:



                                                        For the year ended                  For the year ended
                                                        September 30, 1999                 September 30, 1998
                                                       Shares             Value          Shares           Value
      Shares sold                                      342,050    $    1,749,232         282,264   $   1,451,895
      Shares issued on
         reinvestment of distributions                  43,853           224,588          43,202         222,275
                                                       -------    --------------         -------   -------------
                                                       385,903         1,973,820         325,466       1,674,170
      Shares redeemed                                 (435,722)       (2,230,258)       (426,663)     (2,196,434)
                                                       -------    --------------         -------   -------------
         Net decrease                                  (49,819)   $     (256,438)       (101,197)  $    (522,264)
                                                       =======    ==============         =======   =============



--------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)


                                                                                     Years Ended September 30,
                                                                1999            1998           1997            1996         1995
Net asset value
    Beginning of year                                          $11.23          $11.10         $10.89          $10.84       $10.62
                                                               ------          ------         ------          ------       ------
Income from investment operations
    Net investment income                                         .55             .55            .54             .55          .55
    Net gain (loss) on securities
         (both realized and unrealized)                          (.55)            .13            .21             .05          .31
                                                               ------          ------         ------          ------       ------
      Total from investment operations                          -                 .68            .75             .60          .86
                                                               ------          ------         ------          ------       ------

Less distributions
    Dividends from net investment income                         (.55)           (.55)          (.54)           (.55)        (.55)
    Distributions from capital gains                                -              -              -               -          (.09)
        Total distributions                                      (.55)           (.55)          (.54)           (.55)        (.64)
                                                               ------          ------         ------          ------       ------
    End of year                                                $10.68          $11.23         $11.10          $10.89       $10.84
                                                               ======          ======         ======          ======       ======

Total return                                                     (.07)%          6.28%          7.09%           5.62%        8.42%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                       $116,449        $112,346       $106,380         $54,165      $51,131
    Ratio of expenses to average net assets
      Before expense reimbursements                               .94%            .89%           .98%            .98%        1.00%
      After expense reimbursements                              .94%(a)         .89%(a)        .98%(a)         .98%(a)      .97%(a)
    Ratio of net investment income to average net assets
      Before expense reimbursements                              4.88%           4.90%          4.99%           5.03%        5.19%
      After expense reimbursements                               4.88%           4.90%          4.99%           5.03%        5.22%

Portfolio turnover                                              10.83%           7.35%          3.21%          15.16%       17.08%

(a) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .87%, .85%, .94%, .95% and .95% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.


See accompanying notes to financial statements



FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)


                                                                                       Years Ended September 30,
                                                                 1999            1998           1997            1996          1995
Net asset value
   Beginning of year                                             $5.18           $5.15          $5.12           $5.14         $4.99
                                                               ------          ------         ------          ------        ------
Income from investment operations
   Net investment income                                           .22             .22            .22             .22           .23
   Net gain (loss) on securities
      (both realized and unrealized)                              (.14)            .04            .04            (.02)          .15
                                                                ------          ------         ------          ------        ------
     Total from investment operations                              .08             .26            .26             .20           .38
                                                                ------          ------         ------          ------        ------
Less distributions
   Dividends from net investment income                           (.22)           (.22)          (.22)           (.22)         (.23)
   Distributions from capital gains                               (.01)           (.01)          (.01)             -              -
     Total distributions                                          (.23)           (.23)          (.23)           (.22)         (.23)
                                                                ------          ------         ------          ------        ------
   End of year                                                   $5.03           $5.18          $5.15           $5.12         $5.14
                                                                ======          ======         ======          ======        ======

Total return                                                      1.51%           5.08%          5.17%           3.95%         7.86%

Ratios/Supplemental Data
   Net assets, end of year (in 000's)                           $5,493          $5,911         $6,402          $6,624        $4,760
   Ratio of expenses to average net assets
     Before expense reimbursements                                 .98%           1.49%          1.43%           1.50%         1.90%
     After expense reimbursements                                .89%(a)         .85%(a)        .86%(a)         .84%(a)      .66%(a)
   Ratio of net investment income to average net assets
     Before expense reimbursements                                4.07%           3.53%          3.67%           3.66%         3.39%
     After expense reimbursements                                 4.18%           4.17%          4.24%           4.32%         4.63%

Portfolio turnover                                                3.32%          14.57%         17.36%          17.76%        10.04%


(a) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .75%, .73%, .75%, .75% and .64% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.


See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1999

--------------------------------------------------------------------------------
(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     (A)  SECURITY  VALUATION
     Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

     (B)  FEDERAL INCOME TAXES
     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 1999, the First Hawaii Municipal Bond Fund had an unused capital loss carryforward of approximately $218,123 of which $189,123 expires in 2004 and $29,000 expires in 2005.





--------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1999

--------------------------------------------------------------------------------
     (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

          The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, received $165,047 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares (See Note 3).

          First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent for the Funds. FPR also provides the First Hawaii Municipal Bond Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

          For the year ended September 30, 1999, FPMC and FPR voluntarily waived certain management and transfer agent fees in the amount of $5,147 for First Hawaii Intermediate Municipal Fund.

          Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

          The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

          The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.






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FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1999

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(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

          Purchases and sales of securities aggregated $23,187,210 and $12,267,114 respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for the First Hawaii Intermediate Municipal Fund aggregated $184,667 and $586,369, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1999, such reductions amounted to $80,950 and $8,275 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.











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